Summary of Significant Accounting Policies (Details 7) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair value measurement
Transfers in assets from Level 1 to level 2 fair value measurements	$ 0
Transfers in assets from Level 2 to level 1 fair value measurements	0
Transfers in liabilities from Level 1 to level 2 fair value measurements	0
Transfers in liabilities from Level 2 to level 1 fair value measurements	0
Level 1 | Securities
Fair value measurement
Assets	18,053,000	22,870,000	96,875,000
Level 2 | Securities
Fair value measurement
Assets	517,000	788,000	12,579,000
Level 2 | Fuel hedge
Fair value measurement
Assets	538,000	631,000	245,000
Level 2 | Interest rate swap
Fair value measurement
Liabilities	3,453,000	4,586,000	2,373,000
Level 3 | Contingent consideration
Fair value measurement
Liabilities	9,401,000	4,401,000	5,030,000
Increase in a level 3 liability of the contingent consideration	5,000,000	3,800,000
Total | Securities
Fair value measurement
Assets	18,570,000	23,658,000	109,454,000
Total | Fuel hedge
Fair value measurement
Assets	538,000	631,000	245,000
Total | Contingent consideration
Fair value measurement
Liabilities	9,401,000	4,401,000	5,030,000
Total | Interest rate swap
Fair value measurement
Liabilities	$ 3,453,000	$ 4,586,000	$ 2,373,000